Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

January 22, 2026

Raymond Be

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2318 (the “Fund”)

(File No. 333-290907) (CIK# 2089670)

Mr. Be:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Act”) of units representing the ownership of interests in AAM MLT, Nasdaq-100® Buffered 15 Portfolio Series 2026-1, the unit investment trust of the Fund (the “Trust”). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on October 16, 2025 and was amended on January 14, 2026. The Trust is anticipated to have an approximately 15 month term with an inception date of January 22, 2026, and a termination date of April 21, 2027.

In a conversation between Raymond Be and Matthew Wirig on January 20, 2026, we were notified that the staff of the Commission had no additional comments to the prospectus.

In addition to this amendment and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited in the Trust and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Trust, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The Trust Agreement was entered into today and Securities (as defined in the Trust Agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Advisors Asset Management, Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable and prior to 12:00 p.m. EST today or as soon thereafter as possible.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP

SRA/lew